Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	$ 35	$ 40	$ 38
Performance Bonuses [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	29	34	29
Executive Share-Based Compensation Programs [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	$ 6	$ 6	$ 9